Transactions with Related Parties - CEO & Members of BoD (Details)	12 Months Ended				3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 21, 2010 USD ($)	Apr. 17, 2012 Chairman and CEO	Dec. 21, 2010 Chairman and CEO USD ($)	Dec. 31, 2012 Chairman and CEO	Dec. 31, 2012 BoD member - Mr. Georghiades USD ($)	Dec. 31, 2012 BoD member - Mr. Georghiades EUR (€)	Dec. 31, 2011 BoD member - Mr. Georghiades USD ($)	Dec. 31, 2011 BoD member - Mr. Georghiades EUR (€)	Dec. 31, 2010 BoD member - Mr. Georghiades USD ($)	Dec. 31, 2010 BoD member - Mr. Georghiades EUR (€)
Related Party Transaction [Line Items]
Percentage of shareholder's ownership in parent							14.40%
Common shares sold to a company controlled by the related party						2,869,428
Percentage of common stock sold to a company controlled by the related party						2.38%
Offering price per share				$ 17.5		$ 17.5
Number of common shares of Ocean Rig previously owned by Dryships purchased by companies affiliated with Chairman and Chief Executive Officer					2,185,000
Legal fees	$ 4,524,000	$ 0	$ 0					$ 55,000	€ 41,623	$ 61,000	€ 47,390	$ 125,000	€ 94,235
Due to related party								$ 0		$ 0